Intangible Assets, Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	¥ 0		¥ 0	¥ 0
Amortization of intangible assets	¥ 49,251,000	$ 7,043	¥ 112,631,000	¥ 61,077,000